Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of income tax (expense) benefit
Income tax

	For the year ended December 31,
(In $ million)	2018	2017	2016
Current tax (expense) benefit
Current year	(128)	(201)	(123)
Adjustments for prior years	(2)	2	(1)
	(130)	(199)	(124)
Deferred tax (expense) benefit
Origination and reversal of temporary differences	83	100	16
Recognition of previously unrecognized tax losses and temporary differences	—	24	—
Adjustments for prior years	7	(6)	3
	90	118	19
Income tax (expense) benefit	(40)	(81)	(105)

Reconciliation of income tax expense
Reconciliation of income tax expense

	For the year ended December 31,
(In $ million)	2018	2017	2016
Profit (loss) from continuing operations before income tax	35	521	272
Income tax using the New Zealand tax rate of 28%	(10)	(146)	(76)
Effect of tax rates in foreign jurisdictions	(16)	(57)	(21)
Non-deductible expenses and permanent differences	(17)	(30)	(14)
Tax exempt income and income at a reduced tax rate	6	9	2
Goodwill impairment	(28)	—	—
Currency translation (gain) loss	(1)	25	11
Domestic manufacturing deduction	—	13	13
Withholding tax	(6)	(10)	(5)
Withholding tax related to prior periods	(7)	—	—
Deemed mandatory repatriation	—	(5)	—
Tax rate modifications	15	339	—
Write-off of previously recognized deferred tax assets	—	(228)	—
Recognition of deferred tax asset for previously unrecognized tax losses	—	24	—
Change in unrecognized tax losses and temporary differences	5	(21)	(15)
Tax on unremitted earnings	(2)	9	(1)
Tax uncertainties	12	(4)	1
Over (under) provided in prior periods	5	(4)	2
Other	4	5	(2)
Total income tax (expense) benefit	(40)	(81)	(105)

Schedule of deferred tax assets and liabilities
Movement in recognized deferred tax assets and liabilities

(In $ million)	Derivatives	Property, plant and equipment	Intangible assets	Employee benefits	Tax loss carry-forwards	Interest	Other items	Net deferred tax assets (liabilities)
Balance as of January 1, 2017	(99)	(556)	(1,711)	492	97	562	141	(1,074)
Recognized in profit or loss	26	197	612	(214)	(12)	(450)	(41)	118
Recognized in equity	—	—	—	(20)	—	—	(5)	(25)
Other	—	(1)	(3)	—	—	—	3	(1)
Balance as of December 31, 2017	(73)	(360)	(1,102)	258	85	112	98	(982)
Recognized in profit or loss	73	(15)	48	20	(18)	9	(27)	90
Recognized in equity	—	—	—	(10)	—	—	3	(7)
Other	—	(1)	2	1	(2)	—	5	5
Balance as of December 31, 2018	—	(376)	(1,052)	269	65	121	79	(894)

	As of December 31,
(In $ million)	2018	2017
Included in the statement of financial position as:
Deferred tax assets - non-current	28	32
Deferred tax liabilities - non-current	(922)	(1,014)
Total recognized net deferred tax liabilities	(894)	(982)
Unrecognized deferred taxes

	As of December 31,
(In $ million)	2018	2017
Deductible (taxable) temporary differences	284	239
Tax losses	294	344
Total unrecognized deferred tax assets	578	583